Accounts payable and accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued expenses
Suppliers	$ 27,790	$ 3,941
Accrued interest	4,275	3,859
Guarantee deposits and customer advances	2,494	2,308
Professional fees	1,249	709
Performance and sale bonuses	2,504	2,294
Taxes payable, other than income taxes	2,174	2,140
Programming provisions	1,707	2,082
Sundry creditors	2,693	1,530
Total	$ 44,886	$ 18,863